SCHEDULE OF GEOGRAPHICAL INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,791,470	$ 3,411,552	$ 9,835,733	$ 21,014,064	$ 24,734,759	$ 10,172,379
Long-Lived Assets					10,426,602
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		4,787		11,868,854	11,602,972
Long-Lived Assets
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,791,470	$ 3,406,766	9,835,733	$ 9,145,210	13,131,787
Long-Lived Assets	$ 8,186,834		$ 8,186,834		$ 10,426,602